Schedule of Investments(a)
September 30, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–47.68%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$5,000	$4,944
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	5,000	4,874
		9,818
Aerospace & Defense–0.46%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	4,000	3,844
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	155,000	149,057
5.60%, 07/31/2053	72,000	67,391
Lockheed Martin Corp.,
5.10%, 11/15/2027	36,000	35,814
5.90%, 11/15/2063	23,000	23,477
RTX Corp., 5.15%, 02/27/2033	161,000	152,540
TransDigm, Inc., 6.75%, 08/15/2028(b)	124,000	122,232
		554,355
Air Freight & Logistics–0.27%
United Parcel Service, Inc.,
4.88%, 03/03/2033	113,000	108,965
5.05%, 03/03/2053	240,000	220,277
		329,242
Application Software–0.32%
Intuit, Inc.,
5.20%, 09/15/2033	238,000	231,886
5.50%, 09/15/2053	153,000	146,903
		378,789
Asset Management & Custody Banks–0.50%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	192,000	181,565
Bank of New York Mellon Corp. (The),
5.83%, 10/25/2033(c)	42,000	41,309
Series J, 4.97%, 04/26/2034(c)	104,000	95,971
Series I, 3.75%(c)(d)	11,000	8,950
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	106,000	89,942
Brookfield Corp. (Canada), 4.00%, 01/15/2025	6,000	5,837
Northern Trust Corp., 6.13%, 11/02/2032	50,000	49,404
State Street Corp., 5.16%, 05/18/2034(c)	138,000	128,441
		601,419
Automobile Manufacturers–1.62%
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(b)	150,000	148,083
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	$242,000	$241,966
7.35%, 11/04/2027	209,000	213,633
6.80%, 05/12/2028(e)	339,000	338,887
7.35%, 03/06/2030	200,000	202,757
7.20%, 06/10/2030	249,000	250,550
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	1,994
5.60%, 03/30/2028(b)	140,000	137,053
5.80%, 04/01/2030(b)	23,000	22,393
Mercedes-Benz Finance North America LLC (Germany), 5.10%, 08/03/2028(b)	256,000	250,900
Toyota Motor Credit Corp., 5.25%, 09/11/2028	135,000	134,306
		1,942,522
Automotive Parts & Equipment–0.58%
ERAC USA Finance LLC,
4.90%, 05/01/2033(b)	173,000	163,042
5.40%, 05/01/2053(b)	164,000	151,677
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	146,910
7.13%, 04/14/2030(b)	235,000	230,552
		692,181
Automotive Retail–0.15%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	62,000	58,640
AutoZone, Inc., 5.20%, 08/01/2033	123,000	115,230
		173,870
Biotechnology–0.76%
AbbVie, Inc., 3.85%, 06/15/2024	5,000	4,927
Amgen, Inc.,
5.15%, 03/02/2028	140,000	137,741
5.25%, 03/02/2030	63,000	61,575
5.25%, 03/02/2033	142,000	135,809
5.60%, 03/02/2043	124,000	115,358
5.65%, 03/02/2053	140,000	131,128
Gilead Sciences, Inc.,
5.25%, 10/15/2033	232,000	226,380
5.55%, 10/15/2053	99,000	95,256
		908,174
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	5,000	6,119
Building Products–0.16%
Lennox International, Inc., 5.50%, 09/15/2028	196,000	192,455
Cable & Satellite–0.40%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	225,000	210,031
7.38%, 03/01/2031(b)	136,000	131,438

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 7.28%(3 mo. Term SOFR + 1.91%), 02/01/2024(f)	$12,000	$12,041
Comcast Corp., 5.50%, 11/15/2032	75,000	74,174
Cox Communications, Inc., 5.70%, 06/15/2033(b)	52,000	50,149
		477,833
Cargo Ground Transportation–0.32%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	6,000	5,766
5.75%, 05/24/2026(b)	35,000	34,503
5.70%, 02/01/2028(b)	47,000	45,846
5.55%, 05/01/2028(b)	122,000	118,284
6.05%, 08/01/2028(b)	137,000	135,383
6.20%, 06/15/2030(b)	46,000	45,369
		385,151
Commercial & Residential Mortgage Finance–0.08%
Aviation Capital Group LLC, 6.25%, 04/15/2028(b)	94,000	92,011
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,008
5.30%, 10/01/2029	6,000	5,827
Leidos, Inc., 5.75%, 03/15/2033	76,000	72,900
		80,735
Consumer Finance–0.26%
Capital One Financial Corp.,
6.31%, 06/08/2029(c)	156,000	152,539
6.38%, 06/08/2034(c)	140,000	132,236
General Motors Financial Co., Inc., 5.40%, 04/06/2026	23,000	22,530
Synchrony Financial, 4.25%, 08/15/2024	6,000	5,861
		313,166
Consumer Staples Merchandise Retail–0.07%
Dollar General Corp., 5.50%, 11/01/2052	32,000	26,758
Target Corp., 4.80%, 01/15/2053	60,000	51,377
		78,135
Copper–0.01%
Southern Copper Corp. (Mexico), 5.88%, 04/23/2045	18,000	16,769
Data Processing & Outsourced Services–0.45%
Concentrix Corp., 6.85%, 08/02/2033(e)	585,000	540,896
Distillers & Vintners–0.02%
Constellation Brands, Inc., 4.90%, 05/01/2033	29,000	26,933
Diversified Banks–12.30%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)	387,000	387,441
Principal Amount		Value
Diversified Banks–(continued)
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)	$400,000	$397,900
Bank of America Corp.,
6.40% (SOFR + 1.05%), 02/04/2028(f)	9,000	8,951
4.95%, 07/22/2028(c)	32,000	30,759
5.20%, 04/25/2029(c)	285,000	274,669
4.27%, 07/23/2029(c)	6,000	5,532
5.82%, 09/15/2029(c)	385,000	380,435
5.02%, 07/22/2033(c)	47,000	43,264
5.29%, 04/25/2034(c)	128,000	119,177
5.87%, 09/15/2034(c)(e)	309,000	300,874
7.75%, 05/14/2038	232,000	259,951
Bank of Montreal (Canada), 5.30%, 06/05/2026	94,000	92,760
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	306,000	305,945
Barclays Bank PLC (United Kingdom), 0.00%, 09/13/2034(c)	207,000	202,202
Barclays PLC (United Kingdom), 8.00%(c)(d)	237,000	213,286
BNP Paribas S.A. (France), 8.50%(b)(c)(d)	200,000	196,165
BPCE S.A. (France), 5.87%(SOFR + 0.57%), 01/14/2025(b)(f)	250,000	249,018
CaixaBank S.A. (Spain), 6.84%, 09/13/2034(b)(c)	200,000	196,166
Citigroup, Inc.,
4.08%, 04/23/2029(c)	6,000	5,525
6.17%, 05/25/2034(c)(e)	283,000	270,636
3.88%(c)(d)(e)	442,000	378,282
7.38%(c)(d)(e)	426,000	414,423
7.63%(c)(d)	386,000	377,547
Series A, 9.70%(3 mo. Term SOFR + 4.33%)(d)(f)	11,000	11,001
Series V, 4.70%(c)(d)	165,000	148,947
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	229,943
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	299,677
7.88%(b)(c)(d)	200,000	198,970
Discover Bank, 4.65%, 09/13/2028	116,000	103,650
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	322,566
Fifth Third Bancorp,
2.38%, 01/28/2025	54,000	51,296
1.71%, 11/01/2027(c)	60,000	51,871
6.34%, 07/27/2029(c)	43,000	42,501
4.77%, 07/28/2030(c)	119,000	108,085
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(c)	207,000	199,379
6.33%, 03/09/2044(c)	315,000	302,803
6.00%(c)(d)	200,000	178,320
ING Groep N.V. (Netherlands), 6.11%, 09/11/2034(c)	204,000	198,296
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.63%, 12/01/2027	$2,000	$1,844
3.78%, 02/01/2028(c)	5,000	4,659
4.85%, 07/25/2028(c)	35,000	33,747
5.30%, 07/24/2029(c)	241,000	234,582
5.72%, 09/14/2033(c)	103,000	99,075
5.35%, 06/01/2034(c)(e)	441,000	418,448
Series W, 6.63%(3 mo. Term SOFR + 1.26%), 05/15/2047(f)	6,000	5,177
KeyCorp,
3.88%, 05/23/2025(c)	80,000	77,136
2.55%, 10/01/2029	52,000	40,599
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	250,000	237,374
4.70%, 01/27/2028	230,000	212,548
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	193,613
1.80%, 07/20/2033(c)	213,000	199,598
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	197,322
5.67%, 09/13/2033(c)	267,000	255,508
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	201,829
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	262,000	254,296
6.04%, 10/28/2033(c)	52,000	50,498
5.07%, 01/24/2034(c)	75,000	68,063
Series O, 9.31% (3 mo. Term SOFR + 3.94%)(d)(f)	36,000	36,036
Series V, 6.20%(c)(d)	95,000	87,543
Series W, 6.25%(c)(d)	175,000	150,450
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	5,000	4,999
6.03% (SOFR + 0.71%), 01/21/2027(f)	21,000	20,745
5.00%, 02/01/2033	88,000	82,070
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	199,290
7.75%(b)(c)(d)	288,000	279,630
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.77%, 01/13/2033	516,000	504,735
5.81%, 09/14/2033	279,000	271,215
6.18%, 07/13/2043	156,000	149,316
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	199,275
5.55%, 09/14/2028(b)	237,000	235,787
Synovus Bank, 5.63%, 02/15/2028	250,000	226,672
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	247,000	246,346
U.S. Bancorp,
5.78%, 06/12/2029(c)	200,000	194,787
4.97%, 07/22/2033(c)	32,000	27,875
5.85%, 10/21/2033(c)	69,000	65,369
4.84%, 02/01/2034(c)	175,000	154,195
5.84%, 06/12/2034(c)	196,000	185,010
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	196,766
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
4.81%, 07/25/2028(c)	$23,000	$21,953
5.57%, 07/25/2029(c)	166,000	162,015
4.90%, 07/25/2033(c)	23,000	20,825
5.39%, 04/24/2034(c)	90,000	84,176
5.56%, 07/25/2034(c)(e)	437,000	414,027
7.63%(c)(d)	174,000	175,856
		14,741,092
Diversified Capital Markets–0.33%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	184,016
UBS Group AG (Switzerland), 6.30%, 09/22/2034(b)(c)	217,000	212,098
		396,114
Diversified Chemicals–0.17%
Braskem Netherlands Finance B.V. (Brazil), 8.50%, 01/12/2031(b)	200,000	198,440
Diversified Financial Services–0.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	247,000	241,496
Corebridge Financial, Inc., 6.05%, 09/15/2033(b)	218,000	212,079
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	341,000	333,041
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	239,452
		1,026,068
Diversified Metals & Mining–0.96%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	293,000	287,708
5.25%, 09/08/2030	210,000	205,250
5.25%, 09/08/2033	375,000	362,197
5.50%, 09/08/2053	117,000	112,085
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	184,520
		1,151,760
Diversified REITs–0.16%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	3,000	2,675
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	192,333
		195,008
Diversified Support Services–0.14%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	35,000	34,963
7.75%, 03/15/2031(b)	126,000	128,048
		163,011
Drug Retail–0.25%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	200,970
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	97,096	94,632
		295,602
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Education Services–0.05%
Grand Canyon University, 3.25%, 10/01/2023	$50,500	$50,437
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	10,000	9,619
		60,056
Electric Utilities–2.45%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	150,234
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	202,432
American Electric Power Co., Inc., 5.75%, 11/01/2027	36,000	36,235
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	108,000	107,226
Series AJ, 4.85%, 10/01/2052	38,000	33,119
Constellation Energy Generation LLC,
6.13%, 01/15/2034	81,000	80,942
6.50%, 10/01/2053	72,000	72,253
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	60,000	54,980
Duke Energy Corp., 5.00%, 08/15/2052	43,000	35,820
Duke Energy Indiana LLC, 5.40%, 04/01/2053	99,000	90,751
Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	208,847
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	202,403
Evergy Metro, Inc., 4.95%, 04/15/2033	46,000	43,135
Exelon Corp., 5.60%, 03/15/2053	88,000	80,218
Florida Power & Light Co., 4.80%, 05/15/2033	51,000	48,257
Georgia Power Co., 4.95%, 05/17/2033	143,000	134,177
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	23,000	22,455
MidAmerican Energy Co.,
5.35%, 01/15/2034	57,000	56,281
5.85%, 09/15/2054	102,000	100,674
National Rural Utilities Cooperative Finance Corp.,
5.80%, 01/15/2033	22,000	21,992
7.13%, 09/15/2053(c)	135,000	137,176
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	89,000	89,166
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	46,000	43,082
Public Service Co. of Colorado, 5.25%, 04/01/2053	75,000	65,452
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	77,000	75,761
Public Service Electric and Gas Co., 5.13%, 03/15/2053	46,000	42,028
San Diego Gas & Electric Co., 5.35%, 04/01/2053	181,000	164,809
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	68,000	65,290
Southern Co. (The), 5.70%, 10/15/2032	29,000	28,517
Southwestern Electric Power Co., 5.30%, 04/01/2033	67,000	63,325
	Principal Amount	Value
Electric Utilities–(continued)
Virginia Electric and Power Co., 5.00%, 04/01/2033	$72,000	$67,585
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	134,000	132,125
6.95%, 10/15/2033(b)	187,000	183,632
		2,940,379
Electrical Components & Equipment–0.23%
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	100,000	97,337
6.30%, 02/15/2030(b)	33,000	31,902
6.40%, 04/15/2033(b)	157,000	151,388
		280,627
Electronic Manufacturing Services–0.26%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	326,000	314,239
Environmental & Facilities Services–0.72%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	95,000	92,493
Republic Services, Inc.,
4.88%, 04/01/2029	20,000	19,449
5.00%, 04/01/2034	43,000	40,733
Veralto Corp.,
5.50%, 09/18/2026(b)	291,000	289,789
5.35%, 09/18/2028(b)	272,000	269,057
5.45%, 09/18/2033(b)	152,000	147,119
		858,640
Financial Exchanges & Data–0.40%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	200,000	165,697
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	17,000	14,803
5.20%, 06/15/2062	79,000	69,357
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,812
Nasdaq, Inc.,
5.35%, 06/28/2028	55,000	54,028
5.55%, 02/15/2034	81,000	77,355
5.95%, 08/15/2053	36,000	33,654
6.10%, 06/28/2063	63,000	58,648
S&P Global, Inc.,
3.70%, 03/01/2052	5,000	3,618
3.90%, 03/01/2062	6,000	4,342
		483,314
Gas Utilities–0.12%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	104,000	99,276
Southwest Gas Corp., 5.45%, 03/23/2028	46,000	45,317
		144,593
Health Care Facilities–0.25%
HCA, Inc., 5.90%, 06/01/2053	159,000	143,364
UPMC,
5.04%, 05/15/2033	122,000	115,375
5.38%, 05/15/2043	42,000	38,664
		297,403
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Health Care REITs–0.00%
Physicians Realty L.P., 4.30%, 03/15/2027	$2,000	$1,881
Health Care Services–0.46%
CVS Health Corp.,
5.00%, 01/30/2029	103,000	99,680
5.25%, 01/30/2031	29,000	27,879
5.30%, 06/01/2033	123,000	116,580
5.88%, 06/01/2053	59,000	54,607
6.00%, 06/01/2063	61,000	56,078
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	21,000	16,064
Series 2042, 2.72%, 01/01/2042	74,000	47,439
2.86%, 01/01/2052	83,000	48,727
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	153,000	83,897
		550,951
Home Improvement Retail–0.35%
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	60,000	56,512
5.15%, 07/01/2033	127,000	120,544
5.75%, 07/01/2053	36,000	33,614
5.80%, 09/15/2062	6,000	5,480
5.85%, 04/01/2063	224,000	206,413
		422,563
Hotels, Resorts & Cruise Lines–0.28%
Carnival Corp., 7.00%, 08/15/2029(b)	46,000	45,403
Marriott International, Inc.,
5.55%, 10/15/2028	201,000	198,815
4.90%, 04/15/2029	102,000	97,306
		341,524
Independent Power Producers & Energy Traders–0.14%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	140,114
Vistra Corp., 7.00%(b)(c)(d)	32,000	29,232
		169,346
Industrial Conglomerates–0.10%
Honeywell International, Inc., 5.00%, 02/15/2033	119,000	115,628
Industrial Machinery & Supplies & Components–0.38%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	39,000	38,373
5.70%, 08/14/2033	144,000	139,045
Nordson Corp.,
5.60%, 09/15/2028	58,000	57,483
5.80%, 09/15/2033	105,000	102,645
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	124,000	115,498
		453,044
	Principal Amount	Value
Insurance Brokers–0.34%
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$195,000	$189,974
5.45%, 03/15/2053	46,000	43,055
5.70%, 09/15/2053	175,000	169,279
		402,308
Integrated Oil & Gas–0.86%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	166,000	155,464
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	8,408
8.88%, 01/13/2033	375,000	366,587
5.88%, 05/28/2045	12,000	7,918
Occidental Petroleum Corp., 4.63%, 06/15/2045	106,000	76,356
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	303,000	268,797
6.70%, 02/16/2032	51,000	37,905
10.00%, 02/07/2033(b)	120,000	106,936
		1,028,371
Integrated Telecommunication Services–0.11%
AT&T, Inc.,
4.30%, 02/15/2030	6,000	5,466
5.40%, 02/15/2034	134,000	125,468
Verizon Communications, Inc., 2.85%, 09/03/2041	6,000	3,883
		134,817
Interactive Media & Services–0.14%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	17,000	15,699
Meta Platforms, Inc., 5.75%, 05/15/2063	161,000	151,944
		167,643
Investment Banking & Brokerage–2.03%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	142,000	139,148
5.85%, 05/19/2034(c)	142,000	135,172
6.14%, 08/24/2034(c)(e)	381,000	370,830
Series K, 5.00%(c)(d)	28,000	23,470
Goldman Sachs Group, Inc. (The),
6.15%(SOFR + 0.79%), 12/09/2026(f)	89,000	88,453
Series V, 4.13%(c)(d)	134,000	109,770
Series W, 7.50%(c)(d)(e)	583,000	577,670
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	200,000	200,535
Morgan Stanley,
5.00%, 11/24/2025	9,000	8,824
5.12%, 02/01/2029(c)	44,000	42,389
5.16%, 04/20/2029(c)	143,000	137,633
5.45%, 07/20/2029(c)	89,000	86,764
5.25%, 04/21/2034(c)	320,000	297,315
5.42%, 07/21/2034(c)	193,000	182,139
5.95%, 01/19/2038(c)	34,000	31,804
		2,431,916
Leisure Products–0.00%
Brunswick Corp., 5.10%, 04/01/2052	8,000	5,517
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–1.01%
Corebridge Global Funding, 5.90%, 09/19/2028(b)	$156,000	$155,597
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	75,000	74,929
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	631,006
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,559
MetLife, Inc., 5.25%, 01/15/2054	107,000	95,657
Pacific Life Global Funding II, 6.16%(SOFR + 0.80%), 03/30/2025(b)(f)	149,000	149,151
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,202
Principal Financial Group, Inc., 5.38%, 03/15/2033	97,000	93,250
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	8,000	7,841
		1,214,192
Managed Health Care–0.43%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	154,000	103,588
3.00%, 06/01/2051	106,000	66,847
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,947
5.25%, 02/15/2028	54,000	54,115
5.30%, 02/15/2030	97,000	96,437
5.35%, 02/15/2033	80,000	79,180
5.05%, 04/15/2053	71,000	63,581
5.20%, 04/15/2063	60,000	53,631
		519,326
Marine Transportation–0.11%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	138,000	134,173
Movies & Entertainment–0.07%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	46,000	35,602
5.14%, 03/15/2052	22,000	16,360
5.39%, 03/15/2062	40,000	29,570
		81,532
Multi-line Insurance–0.19%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	227,538
Multi-Utilities–0.39%
Ameren Illinois Co., 4.95%, 06/01/2033	83,000	78,621
Black Hills Corp., 6.15%, 05/15/2034	238,000	231,930
Dominion Energy, Inc., 5.38%, 11/15/2032	97,000	92,716
NiSource, Inc., 5.25%, 03/30/2028	29,000	28,440
WEC Energy Group, Inc., 5.15%, 10/01/2027	42,000	41,325
		473,032
Principal Amount		Value
Office REITs–0.75%
Brandywine Operating Partnership L.P., 7.80%, 03/15/2028	$76,000	$70,815
Office Properties Income Trust,
4.25%, 05/15/2024	79,000	75,029
4.50%, 02/01/2025	34,000	27,850
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	722,000	729,395
		903,089
Oil & Gas Drilling–0.22%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	110,000	110,462
Valaris Ltd., 8.38%, 04/30/2030(b)	151,000	151,246
		261,708
Oil & Gas Equipment & Services–0.22%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	110,000	108,740
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	200,000	153,627
		262,367
Oil & Gas Exploration & Production–0.63%
Apache Corp., 7.75%, 12/15/2029	71,000	72,758
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	110,000	111,402
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	106,000	107,988
8.75%, 07/01/2031(b)	123,000	125,794
ConocoPhillips Co.,
5.55%, 03/15/2054	127,000	120,802
5.70%, 09/15/2063	90,000	85,860
Murphy Oil Corp., 6.38%, 07/15/2028	23,000	22,630
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	110,000	112,018
		759,252
Oil & Gas Refining & Marketing–0.28%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)	220,000	218,579
Phillips 66 Co., 5.30%, 06/30/2033	124,000	118,766
		337,345
Oil & Gas Storage & Transportation–2.41%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	100,000	96,572
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	55,000	55,194
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	123,000	117,906
7.38%, 01/15/2083(c)	63,000	60,069
7.63%, 01/15/2083(c)	54,000	51,697
8.50%, 01/15/2084(c)	164,000	162,813
Series NC5, 8.25%, 01/15/2084(c)	251,000	246,346
Energy Transfer L.P., 4.00%, 10/01/2027	6,000	5,575
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	68,000	66,460
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	$200,000	$195,460
6.51%, 02/23/2042(b)	200,000	196,356
Kinder Morgan, Inc.,
4.80%, 02/01/2033	25,000	22,555
5.20%, 06/01/2033	111,000	102,736
5.45%, 08/01/2052	63,000	53,613
MPLX L.P.,
4.25%, 12/01/2027	6,000	5,639
5.00%, 03/01/2033	73,000	66,568
4.95%, 03/14/2052	13,000	10,187
ONEOK, Inc.,
5.65%, 11/01/2028	72,000	71,094
5.80%, 11/01/2030	196,000	191,992
6.05%, 09/01/2033	189,000	185,791
6.63%, 09/01/2053	269,000	263,725
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	42,000	41,367
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	89,000	87,312
Targa Resources Corp., 6.25%, 07/01/2052	23,000	21,156
Western Midstream Operating L.P., 6.15%, 04/01/2033	101,000	97,529
Williams Cos., Inc. (The),
5.30%, 08/15/2028	301,000	294,611
5.65%, 03/15/2033	125,000	120,855
		2,891,178
Other Specialty Retail–0.04%
Tractor Supply Co., 5.25%, 05/15/2033	46,000	43,479
Packaged Foods & Meats–0.20%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	5,000	4,010
McCormick & Co., Inc., 4.95%, 04/15/2033	40,000	37,253
Minerva Luxembourg S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	198,754
		240,017
Paper & Plastic Packaging Products & Materials–0.02%
Sealed Air Corp./Sealed Air Corp US, 6.13%, 02/01/2028(b)	19,000	18,422
Passenger Airlines–0.33%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	5,678	4,699
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	53,574	44,490
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	21,730	21,114
4.75%, 10/20/2028(b)	53,936	51,277
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	22,533	22,368
5.80%, 07/15/2037	255,000	248,846
		392,794
	Principal Amount	Value
Personal Care Products–0.43%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	$67,000	$66,155
5.00%, 03/22/2030(b)	124,000	120,880
4.90%, 03/22/2033(b)	149,000	142,483
5.10%, 03/22/2043(b)	65,000	60,064
5.05%, 03/22/2053(b)	74,000	67,287
5.20%, 03/22/2063(b)	62,000	55,993
		512,862
Pharmaceuticals–0.51%
Eli Lilly and Co., 4.88%, 02/27/2053	60,000	55,158
Merck & Co., Inc.,
4.90%, 05/17/2044	251,000	229,199
5.00%, 05/17/2053	68,000	61,896
5.15%, 05/17/2063	42,000	38,338
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	240,000	223,174
		607,765
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	81,004
Property & Casualty Insurance–0.05%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,483
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	65,000	62,114
		63,597
Rail Transportation–0.25%
Norfolk Southern Corp.,
5.05%, 08/01/2030	111,000	107,027
5.35%, 08/01/2054	141,000	128,953
Union Pacific Corp., 5.15%, 01/20/2063	73,000	64,814
		300,794
Regional Banks–0.92%
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(c)	43,000	36,041
Series G, 4.00%(c)(d)	32,000	23,796
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	6,000	5,746
6.21%, 08/21/2029(c)	439,000	429,697
M&T Bank Corp., 5.05%, 01/27/2034(c)	72,000	62,318
Truist Financial Corp.,
6.05%, 06/08/2027(c)	143,000	141,494
4.87%, 01/26/2029(c)	76,000	71,369
4.92%, 07/28/2033(c)	83,000	70,470
6.12%, 10/28/2033(c)	51,000	49,083
5.12%, 01/26/2034(c)	78,000	69,779
5.87%, 06/08/2034(c)	155,000	145,999
		1,105,792
Reinsurance–0.04%
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(c)	65,000	47,166
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Restaurants–0.85%
McDonald’s Corp.,
4.80%, 08/14/2028(e)	$414,000	$405,178
4.95%, 08/14/2033(e)	344,000	328,282
5.15%, 09/09/2052	63,000	56,530
5.45%, 08/14/2053	237,000	223,152
		1,013,142
Retail REITs–0.10%
Kite Realty Group L.P., 4.00%, 10/01/2026	7,000	6,381
NNN REIT, Inc., 5.60%, 10/15/2033	86,000	81,121
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,711
5.63%, 10/13/2032	32,000	30,968
		120,181
Self-Storage REITs–0.66%
Extra Space Storage L.P., 5.70%, 04/01/2028	45,000	44,515
Prologis L.P.,
4.88%, 06/15/2028	108,000	105,322
5.13%, 01/15/2034	102,000	96,415
5.25%, 06/15/2053	243,000	218,803
Public Storage Operating Co.,
5.13%, 01/15/2029	32,000	31,513
5.10%, 08/01/2033	194,000	185,570
5.35%, 08/01/2053	116,000	106,124
		788,262
Semiconductors–0.27%
Broadcom, Inc.,
4.15%, 11/15/2030	6,000	5,317
4.93%, 05/15/2037(b)	6,000	5,175
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	326,000	311,766
		322,258
Single-Family Residential REITs–0.34%
Invitation Homes Operating Partnership L.P., 5.45%, 08/15/2030	432,000	411,746
Sovereign Debt–0.62%
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	197,827
Mexico Government International Bond (Mexico), 6.34%, 05/04/2053	200,000	182,513
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,018
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,248
6.63%, 02/17/2028(b)	138,000	140,016
7.13%, 01/17/2033(b)	186,000	190,714
		745,336
Specialty Chemicals–0.44%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	177,493
8.75%, 05/03/2029(b)	200,000	192,494
5.50%, 03/18/2031	200,000	156,969
		526,956
	Principal Amount	Value
Steel–0.33%
POSCO (South Korea),
5.63%, 01/17/2026(b)	$200,000	$199,210
5.75%, 01/17/2028(b)	200,000	198,878
		398,088
Systems Software–0.35%
Oracle Corp.,
6.25%, 11/09/2032	171,000	173,206
4.90%, 02/06/2033	122,000	112,503
6.90%, 11/09/2052	71,000	73,211
5.55%, 02/06/2053	66,000	57,874
		416,794
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc.,
4.38%, 05/13/2045	5,000	4,327
4.25%, 02/09/2047	2,000	1,698
		6,025
Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	5,000	4,844
Tobacco–1.30%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	79,000	75,840
7.08%, 08/02/2053	66,000	62,409
Philip Morris International, Inc.,
5.00%, 11/17/2025	28,000	27,677
5.13%, 11/17/2027	47,000	46,048
4.88%, 02/15/2028	293,000	284,025
5.25%, 09/07/2028	232,000	227,272
5.13%, 02/15/2030	322,000	308,966
5.75%, 11/17/2032	24,000	23,438
5.38%, 02/15/2033(e)	321,000	304,477
5.63%, 09/07/2033	207,000	199,137
		1,559,289
Trading Companies & Distributors–0.25%
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	149,000	146,538
GATX Corp., 4.90%, 03/15/2033	36,000	32,693
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	48,000	42,789
3.15%, 06/15/2031(b)	101,000	76,256
		298,276
Transaction & Payment Processing Services–0.55%
Fiserv, Inc.,
5.38%, 08/21/2028	279,000	275,569
5.63%, 08/21/2033	213,000	206,465
Mastercard, Inc., 4.85%, 03/09/2033	184,000	177,869
		659,903
Wireless Telecommunication Services–0.68%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	75,000	74,226
5.15%, 03/20/2028(b)	188,100	184,848
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
5.05%, 07/15/2033	$99,000	$91,888
5.75%, 01/15/2034	236,000	230,311
5.65%, 01/15/2053	123,000	112,445
6.00%, 06/15/2054	76,000	72,494
Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(c)	30,000	23,211
5.13%, 06/04/2081(c)	33,000	22,446
		811,869
Total U.S. Dollar Denominated Bonds & Notes (Cost $59,800,038)		57,133,821

Asset-Backed Securities–24.33%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	1,869	1,832
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 04/18/2025	5,422	5,414
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	333,495
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	34,648	32,311
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	111,205	101,688
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	15,233	13,996
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	82,156	67,557
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	197,729	160,823
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	352,230	302,906
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(i)	108,310	107,603
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	519,015
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	98,815
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	345,226
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.79% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(f)	731,000	725,077
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	65,186
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	31,060	24,950
Series 2007-C, Class 1A4, 4.08%, 05/20/2036(h)	10,090	8,785
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	19,628	15,364
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,506,833	56,183
Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	$305,155	$243,035
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	305,155	231,790
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	283,874	239,987
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	314,546	250,514
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	383,544	291,332
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	23,005	21,460
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	24,710	22,986
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	1,267,523	23,004
Series 2018-B3, Class C, 4.68%, 04/10/2051(h)	42,000	29,957
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	76,217
Series 2019-B14, Class C, 3.90%, 12/15/2062(h)	83,700	56,323
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	51,735
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	73,970	67,966
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.30% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(f)	235,000	230,786
Series 2021-VOLT, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(f)	250,000	243,548
Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(f)	225,000	217,776
Series 2021-VOLT, Class D, 7.10% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	100,000	95,600
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	125,623
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	320,000	313,178
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	230,000	224,862
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	100,000	97,417
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(j)	636,592	14,709
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(f)	250,000	249,567
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	$4,007	$3,625
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	21,698	18,692
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	24,101	20,510
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	30,372	25,831
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.05%, 01/25/2036(h)	28,207	25,341
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.97%, 11/10/2046(j)	149,167	7
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	9,702	9,664
Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)	1,716,094	50,358
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	60,716	58,193
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	304,318	231,154
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	3,685	3,662
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	184,331	151,882
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	233,073	197,583
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	234,851	204,933
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	315,393	285,066
COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	13,717	13,470
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	686,389
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	166,810
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	439,356
Series 2015-CR25, Class B, 4.67%, 08/10/2048(h)	72,000	67,117
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	2,509	2,290
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	28,844	17,694
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,336	2,645
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	2,102	2,083
Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	$42,614	$35,444
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	93,948	78,189
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	346,836	317,352
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	97,384
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	285,371	270,701
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	630,218
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.29%, 06/25/2034(h)	6,721	6,255
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	94,002	45,396
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	48,000	43,500
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	48,000	45,024
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	105,185	91,266
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.65% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	100,056	99,632
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	13,479	13,436
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	18,437	16,985
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	11,536	11,058
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	29,549	24,307
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	232,709	190,030
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(i)	264,022	254,990
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	91,436	90,050
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	109,306	108,102
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(f)	54,162	23,785
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	472,377	398,193
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	155,399	129,073
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	297,771
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	17,665	16,308
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.28%, 04/19/2036(h)	$32,253	$24,775
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	260,000	258,962
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.70% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	330,000	327,654
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	41,858
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	241,375
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	264,185	223,245
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.74%, 07/25/2035(h)	8,348	7,576
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	99,296
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	90,421
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	100,000	100,071
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	299,018
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	12,743	12,029
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	214,380
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.19%, 07/25/2035(h)	13,034	12,684
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	349,668	276,656
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	208,839
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	192,009
Series 2015-C27, Class XA, IO, 1.28%, 02/15/2048(j)	1,834,610	19,508
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.59% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(f)	268,000	266,748
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)	8,347	161
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(f)	152,360	149,440
Series 2021-BMR, Class B, 6.33% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	334,210	326,605
Series 2021-BMR, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	108,127	105,146
Principal Amount		Value

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.73% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(f)	$742,000	$740,619
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(f)	35,455	12,935
Med Trust, Series 2021-MDLN, Class A, 6.40% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(f)	263,734	257,466
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	195,194	164,792
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	188,130	158,534
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	6,059	5,563
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	264,932	219,918
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(f)	125,000	122,772
Series 2021-STOR, Class B, 6.35% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	105,000	102,499
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	41,001	39,804
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	568,337
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	544,294	15,991
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	72,176
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	49,935
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	204,919	162,828
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.60% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(f)	276,516	276,165
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	250,000	249,358
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	14,645	13,558
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	20,493	18,453
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	230,693	202,331
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	$269,364	$224,168
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(h)	313,654	273,783
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	221,201	199,452
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	191,673
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	233,998	198,326
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	246,278	245,313
Series 2020-8RA, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	433,000	432,741
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.64% (3 mo. Term SOFR + 1.31%), 07/20/2030(b)(f)	436,891	435,802
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/15/2033(b)(f)	400,000	399,201
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(f)	287,936	287,779
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	90,806
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	302,850	238,774
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	237,520	199,630
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	251,764	238,183
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.68% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(f)	213,399	212,815
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	253	185
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,300	2,518
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	19,984	18,985
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	216,223	198,449
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	355,955	308,192
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	117,150	100,132
Principal Amount		Value

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	$48,458	$44,058
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	156,800	126,542
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	156,800	116,292
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	142,493	123,802
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	9,143	8,491
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	24,597	21,624
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	365,739	290,866
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	278,811	232,496
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.92%, 09/25/2034(h)	2,287	2,214
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.79%, 11/25/2033(h)	28,699	26,995
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.86% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(f)	250,000	250,053
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	414,939
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	354,933	303,669
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	15,675	14,685
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(f)	521,000	519,718
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	333,393
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	1,633	1,623
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	271,019	228,405
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(j)	963,880	26,327
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	70,239
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	$50,620	$47,908
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	52,455	49,508
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	7,579	7,431
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	88,079	73,670
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	293,511	245,911
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	94,610	84,449
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	230,357	199,175
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	253,373	229,127
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(i)	98,227	95,813
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(i)	138,918	138,869
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	50,386	44,520
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.69%, 10/25/2033(h)	19,245	18,008
Series 2005-AR14, Class 1A4, 4.07%, 12/25/2035(h)	43,105	38,523
Series 2005-AR16, Class 1A1, 3.90%, 12/25/2035(h)	22,529	20,089
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	34,578	34,263
Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	858,258	24,958
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	56,550	50,813
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	45,565	42,458
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	122,272
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	145,000	143,291
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	501,270	417,913
Total Asset-Backed Securities (Cost $32,456,868)		29,159,199
U.S. Government Sponsored Agency Mortgage-Backed Securities–17.20%
Collateralized Mortgage Obligations–0.75%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2023 to 11/25/2029(k)	9,294	1,398
7.00%, 02/25/2028 to 04/25/2032(k)	54,089	10,085
6.50%, 04/25/2029 to 02/25/2033(j)(k)	171,552	25,973
6.00%, 02/25/2033 to 03/25/2036(j)(k)	147,229	24,242
5.50%, 09/25/2033 to 06/25/2035(j)(k)	216,423	34,315
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$33,293	$1,217
1.67% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(f)(k)	26,815	1,271
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(f)(k)	1,904	146
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(f)(k)	39,522	3,066
1.82% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(k)	1,979	156
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(k)	9,636	758
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(f)(k)	3,783	343
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(f)(k)	3,099	271
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(f)(k)	9,761	633
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(f)(k)	311	29
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(f)(k)	145,262	13,865
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(f)(k)	12,907	705
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(f)(k)	55,635	6,662
7.00%, 04/25/2033(k)	1,982	266
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(f)(k)	27,666	1,207
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(f)(k)	9,612	452
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(k)	19,338	862
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(k)	71,988	4,246
3.50%, 08/25/2035(k)	168,631	19,877
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(f)(k)	64,932	3,945
4.00%, 04/25/2041 to 08/25/2047(k)	59,048	7,942
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(f)(k)	18,116	1,128
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(f)(k)	43,191	3,468
5.50%, 07/25/2046(k)	48,117	6,448
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(f)(k)	284,404	15,809
6.50%, 10/25/2028 to 10/25/2031	42,122	42,284
6.00%, 11/25/2028 to 12/25/2031	46,379	46,448
5.68% (30 Day Average SOFR + 0.36%), 08/25/2035(f)	404	398
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.66% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(f)	$27,449	$29,868
4.29% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	30,705	33,312
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(f)	10,372	10,405
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	3,724,660	9,778
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,589,916	11,478
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	1,997,091	22,543
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,995,690	39,139
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	21,696
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	21,804
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	36,138
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	85,925
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	1,630,140	67,436
Freddie Mac REMICs,
6.75%, 02/15/2024	81	81
6.50%, 02/15/2028 to 06/15/2032	176,572	177,089
8.00%, 03/15/2030	273	281
6.43% (30 Day Average SOFR + 1.11%), 02/15/2032(f)	402	406
3.50%, 05/15/2032	6,594	6,183
4.85% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(f)	4,058	4,484
5.83% (30 Day Average SOFR + 0.51%), 09/15/2035(f)	577	565
IO, 2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(f)(k)	32,128	764
3.00%, 06/15/2027 to 05/15/2040(k)	115,439	4,569
2.50%, 05/15/2028(k)	26,983	995
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(f)(k)	26	0
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(f)(k)	561	29
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(f)(k)	152,416	5,870
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(f)(k)	15,704	644
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(f)(k)	16,410	662
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(f)(k)	4,367	126
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(f)(k)	3,076	243
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(f)(k)	3,333	209
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(f)(k)	$108,534	$6,304
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(f)(k)	26,475	1,348
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(f)(k)	42,472	3,406
4.00%, 03/15/2045(k)	12,041	577
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(l)	3,655	3,447
IO, 3.00%, 12/15/2027(k)	47,840	2,187
3.27%, 12/15/2027(j)	12,424	510
7.00%, 09/01/2029(k)	1,273	161
7.50%, 12/15/2029(k)	25,718	3,514
6.00%, 12/15/2032(k)	15,946	1,918
		896,009
Federal Home Loan Mortgage Corp. (FHLMC)–0.20%
9.00%, 01/01/2025 to 05/01/2025	429	432
6.50%, 07/01/2028 to 04/01/2034	33,989	34,270
6.00%, 10/01/2029	33,934	33,745
7.00%, 10/01/2031 to 10/01/2037	23,021	23,179
5.00%, 12/01/2034	696	672
5.50%, 09/01/2039	67,961	67,558
4.00%, 11/01/2048 to 07/01/2049	84,501	76,629
		236,485
Federal National Mortgage Association (FNMA)–0.27%
7.00%, 01/01/2030 to 12/01/2032	5,943	6,008
3.50%, 12/01/2030 to 05/01/2047	319,293	281,448
6.50%, 09/01/2031 to 01/01/2034	2,283	2,302
7.50%, 01/01/2033	953	971
5.50%, 02/01/2035 to 05/01/2036	37,081	36,914
		327,643
Government National Mortgage Association (GNMA)–4.04%
7.00%, 12/15/2023 to 08/15/2031	503	505
6.50%, 11/15/2031	693	709
6.00%, 11/15/2032	546	545
4.00%, 07/20/2049	25,970	23,681
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(f)(k)	21,276	1,144
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(f)(k)	133,096	5,810
4.50%, 09/16/2047(k)	107,577	17,029
0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(f)(k)	103,557	9,973
TBA, 2.00%, 10/01/2053(m)	345,000	272,806
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
4.50%, 10/01/2053(m)	$2,685,000	$2,480,583
5.50%, 10/01/2053(m)	2,088,000	2,026,339
		4,839,124
Uniform Mortgage-Backed Securities–11.94%
TBA, 2.00%, 10/01/2038 to 10/01/2053(m)	1,286,000	1,058,952
3.50%, 10/01/2053(m)	3,400,000	2,924,265
5.00%, 10/01/2053(m)	6,135,001	5,788,469
5.50%, 10/01/2053(m)	4,700,000	4,542,293
		14,313,979
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,479,257)		20,613,240
U.S. Treasury Securities–13.34%
U.S. Treasury Bills–0.37%(n)
4.75% - 5.36%, 04/18/2024(o)	453,000	439,850
U.S. Treasury Bonds–3.71%
4.38%, 08/15/2043(e)	2,572,500	2,400,464
3.63%, 05/15/2053	2,476,500	2,051,045
		4,451,509
U.S. Treasury Notes–9.26%
5.00%, 08/31/2025	1,401,600	1,398,862
4.63%, 09/15/2026	240,700	239,534
4.38%, 08/31/2028	4,158,400	4,117,466
4.13%, 08/31/2030	764,200	741,871
3.88%, 08/15/2033	4,868,800	4,601,016
		11,098,749
Total U.S. Treasury Securities (Cost $16,436,035)		15,990,108
	Shares
Preferred Stocks–0.83%
Diversified Banks–0.30%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	6,000	5,977
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	20,000	19,295
Citigroup, Inc., 5.00%, Series U, Pfd.(c)(e)	313,000	296,777
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	39,000	34,213
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,150
		367,412
Diversified Financial Services–0.40%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	13,475	352,910
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	130,000	122,676
		475,586
Investment Banking & Brokerage–0.13%
Goldman Sachs Group, Inc. (The), 8.50% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(f)	27,000	26,953
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,000
		151,953
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	2,000	1,855
Total Preferred Stocks (Cost $1,011,580)		996,806
	Principal Amount		Value
Agency Credit Risk Transfer Notes–0.83%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 10.43% (30 Day Average SOFR + 5.11%), 11/25/2024(f)		$1,351	$1,355
Series 2019-R03, Class 1M2, 7.58% (30 Day Average SOFR + 2.26%), 09/25/2031(b)(f)		105	104
Series 2022-R03, Class 1M1, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)		278,904	282,295
Series 2022-R04, Class 1M1, 7.31% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)		151,999	153,127
Series 2023-R02, Class 1M1, 7.61% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)		95,023	96,367
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 9.43% (30 Day Average SOFR + 4.11%), 08/25/2024(f)		28,422	28,635
Series 2022-DNA3, Class M1A, STACR®, 7.31% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)		205,467	207,036
Series 2022-HQA3, Class M1, STACR®, 7.61% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)		124,614	126,645
Series 2023-DNA1, Class M1, STACR®, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)		77,275	78,055
Series 2020-DNA5, Class M2, STACR®, 8.11% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(f)		21,698	21,916
Total Agency Credit Risk Transfer Notes (Cost $985,289)			995,535

Municipal Obligations–0.35%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		150,000	130,083
Series 2022, RB, 4.35%, 06/01/2041		110,000	92,593
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		280,000	191,483
Total Municipal Obligations (Cost $540,000)			414,159
Non-U.S. Dollar Denominated Bonds & Notes–0.25%(p)
Movies & Entertainment–0.09%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	102,784
Sovereign Debt–0.16%
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(b)		200,000	198,350
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $296,400)			301,134
	Shares
Money Market Funds–10.78%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(q)(r)		4,515,310	4,515,310
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(q)(r)		3,241,441	3,242,089
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.26%(q)(r)	5,160,354	$5,160,354
Total Money Market Funds (Cost $12,917,426)		12,917,753
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-115.59% (Cost $146,922,893)		138,521,755
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.07%
Invesco Private Government Fund, 5.30%(q)(r)(s)	2,040,962	2,040,962
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(q)(r)(s)	5,238,012	$5,238,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,279,433)		7,278,974
TOTAL INVESTMENTS IN SECURITIES–121.66% (Cost $154,202,326)		145,800,729
OTHER ASSETS LESS LIABILITIES—(21.66)%		(25,957,943)
NET ASSETS–100.00%		$119,842,786
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $41,103,070, which represented 34.30% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at September 30, 2023.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2023.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,727	$20,479,271	$(17,065,688)	$-	$-	$4,515,310	$116,181
Invesco Liquid Assets Portfolio, Institutional Class	809,883	14,628,050	(12,195,496)	169	(517)	3,242,089	82,621
Invesco Treasury Portfolio, Institutional Class	1,259,116	23,404,880	(19,503,642)	-	-	5,160,354	128,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,660	51,465,571	(52,300,269)	-	-	2,040,962	70,113*
Invesco Private Prime Fund	7,393,608	106,186,832	(108,338,298)	(742)	(3,388)	5,238,012	190,707*
Total	$13,439,994	$216,164,604	$(209,403,393)	$(573)	$(3,905)	$20,196,727	$587,895

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	77	December-2023	$15,608,742	$(58,824)	$(58,824)
U.S. Treasury 10 Year Notes	44	December-2023	4,754,750	(74,666)	(74,666)
U.S. Treasury Long Bonds	32	December-2023	3,641,000	(207,322)	(207,322)
U.S. Treasury Ultra Bonds	33	December-2023	3,916,688	(299,060)	(299,060)
Subtotal—Long Futures Contracts				(639,872)	(639,872)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	34	December-2023	$(3,582,219)	$15,423	$15,423
U.S. Treasury 10 Year Ultra Notes	102	December-2023	(11,379,375)	298,677	298,677
Subtotal—Short Futures Contracts				314,100	314,100
Total Futures Contracts				$(325,772)	$(325,772)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/17/2023	State Street Bank & Trust Co.	EUR	164,000	USD	180,575	$6,860

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$56,502,815	$631,006	$57,133,821
Asset-Backed Securities	—	29,159,199	—	29,159,199
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20,613,240	—	20,613,240
U.S. Treasury Securities	—	15,990,108	—	15,990,108
Preferred Stocks	489,060	507,746	—	996,806
Agency Credit Risk Transfer Notes	—	995,535	—	995,535
Municipal Obligations	—	414,159	—	414,159
Non-U.S. Dollar Denominated Bonds & Notes	—	301,134	—	301,134
Money Market Funds	12,917,753	7,278,974	—	20,196,727
Total Investments in Securities	13,406,813	131,762,910	631,006	145,800,729
Other Investments - Assets*
Futures Contracts	314,100	—	—	314,100
Forward Foreign Currency Contracts	—	6,860	—	6,860
	314,100	6,860	—	320,960
Other Investments - Liabilities*
Futures Contracts	(639,872)	—	—	(639,872)
Total Other Investments	(325,772)	6,860	—	(318,912)
Total Investments	$13,081,041	$131,769,770	$631,006	$145,481,817

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund